Consolidated balance sheet - SEK (kr) kr in Millions		Dec. 31, 2017	Dec. 31, 2016
Non-currentassets
Capitalized development expenses		kr 4,593	kr 8,076
Goodwill		27,815	43,387
Intellectual property rights, brands and other intangible assets		4,148	7,747
Property, plant and equipment		12,857	16,734
Financial assets
Equity in joint ventures and associated companies		624	775
Other investments in shares and participations		1,279	1,179
Customer finance, non-current		2,178	2,128
Interest-bearing securities, non-current		25,105	7,586
Other financial assets, non-current		5,897	4,442
Deferred tax assets		21,228	15,522
Non-current assets		105,724	107,576
Current assets
Inventories		24,960	30,307
Trade receivables		63,210	68,117
Customer finance, current		1,753	2,625
Other current receivables		22,300	24,431
Interest-bearing securities, current		6,713	13,325
Cash and cash equivalents		35,884	36,966
Current assets		154,820	175,771
Total assets		260,544	283,347
Equity
Stockholders' equity		99,540	139,817
Non-controlling interest in equity of subsidiaries		636	675
Equity		100,176	140,492
Non-current liabilities
Post-employment benefits		25,009	23,723
Provisions, non-current		3,596	946
Deferred tax liabilities		901	2,147
Borrowings, non-current		30,500	18,653
Other non-currentliabilities		2,776	2,621
Non-current liabilities		62,782	48,090
Current liabilities
Provisions, current		6,350	5,411
Borrowings, current		2,545	8,033
Trade payables		26,321	25,318
Other current liabilities		62,370	56,003
Current liabilities		97,586	94,765
Total equity and liabilities	[1]	kr 260,544	kr 283,347

[1]	Of which interest-bearing liabilities SEK 33,045 (26,686) million.